Earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share
Earnings (loss) per share

Note 19: Earnings (loss) per share

	FOR THE YEAR ENDED DECEMBER 31,
	2020	2021	2022
Weighted average number of outstanding shares	60,022,714	118,332,562	174,860,545
Treasury shares	48,228	49,882	21,268
Weighted average number of outstanding shares (without Treasury shares)	59,974,486	118,282,679	174,839,276
			—
Net loss (in thousands of euros)	(25,517)	(31,164)	(24,216)
Basic loss per share (€/share)	(0.43)	(0.26)	(0.14)
Diluted loss per share (€/share)	(0.43)	(0.26)	(0.14)

As the inclusion of the Company’s awards (warrants, free shares, founders’ warrants) and convertible bonds giving right to capital on a deferred basis creates an anti-dilutive effect, those instruments were not taken into account for the presented years (see Notes 11 and 12.2).

As of December 31, 2022, there was outstanding warrants to acquire up to 2,868,387 shares, outstanding founders’ warrants to acquire up to 6,288,073 shares and outstanding 1,591,334 free ordinary shares that were granted to the founders on April 25, 2022 and will be delivered to them on April 25, 2023 after a one-year vesting period.